Document and Entity Information	6 Months Ended
Jun. 30, 2019
Document And Entity Information
Entity Registrant Name	Thunder Energies Corporation
Entity Central Index Key	0001524872
Document Type	S-1
Document Period End Date	Jun. 30, 2019
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Small Business	true
Entity Ex Transition Period	false